Net revenues - narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of revenue from contracts with customers [Abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 14